Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Depreciation expense		$ 6,282
Loss on disposal of the property and equipment		$ (53,765)